Loans (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Bank Loans and Notes Payable	$ 6,382,561	$ 2,539,239	$ 3,463,313
Industrial and Commercial Bank of China, interest at 6.56% [Member]
Short-term Bank Loans and Notes Payable			1,574,233
China Minsheng Bank, interest at 7.93% [Member]
Short-term Bank Loans and Notes Payable			787,116
China Merchants Bank, interest at 8.53% [Member]
Short-term Bank Loans and Notes Payable			1,101,963
China Minsheng Bank, interest at 7.8% [Member]
Short-term Bank Loans and Notes Payable		793,512
Industrial and Commercial Bank of China, interest at 5.6% [Member]
Short-term Bank Loans and Notes Payable		1,745,727
China Minsheng Bank, interest at 7.28% [Member]
Short-term Bank Loans and Notes Payable	818,277
Bank of Beijing, interest at 6.9% [Member]
Short-term Bank Loans and Notes Payable	1,636,554
Bank of China, interest at 6.6% [Member]
Short-term Bank Loans and Notes Payable	1,636,554
Bank of Beijing, interest at 6.9% [Member]
Short-term Bank Loans and Notes Payable	818,277
Bank of Beijing, interest at 6.9% [Member]
Short-term Bank Loans and Notes Payable	818,277
China Development Bank, interest at 6.1% [Member]
Short-term Bank Loans and Notes Payable	$ 654,622